Taxes (Details) - USD ($)	6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Current				$ 0	$ 15,309
Deferred				0	0
Total provision for income taxes	$ 0	$ (28)	$ 0	$ 0	15,912	$ 0		$ 0
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Current					15,309		$ 0
Deferred					0		0
Total provision for income taxes					$ 15,309		$ 0		$ 15,912